JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.2%
Alternative Assets — 0.5%
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	997	14,395

Fixed Income — 12.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	18,967	227,598
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,275	36,422
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,605	13,164
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,490	13,547
JPMorgan High Yield Fund Class R6 Shares (a)	7,100	51,189

Total Fixed Income		341,920

International Equity — 25.3%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	4,633	57,316
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,468	73,201
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,430	82,312
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	4,062	87,907
JPMorgan International Equity Fund Class R6 Shares (a)	6,287	107,132
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	11,033	194,071
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	4,130	85,938

Total International Equity		687,877

U.S. Equity — 59.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,054	56,497
JPMorgan Intrepid America Fund Class R6 Shares (a)	6,928	258,681
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,455	139,077
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,684	246,044
JPMorgan Large Cap Value Fund Class R6 Shares (a)	18,480	259,269
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	14,413	143,695
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,072	41,020
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,110	53,351
JPMorgan U.S. Equity Fund Class R6 Shares (a)	23,321	374,308
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,536	55,495

Total U.S. Equity		1,627,437

TOTAL INVESTMENT COMPANIES (Cost $1,963,015)		2,671,629

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b) (Cost $43,608)	43,608	43,608

Total Investments — 99.8% (Cost $2,006,623)		2,715,237
Other Assets Less Liabilities — 0.2%		5,284

Net Assets — 100.0%		2,720,521

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,715,237	$—	$—	$2,715,237

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$223,027	$4,753	$4,222	$65	$3,975	$227,598	18,967	$1,653	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,663	292	—	—	467	36,422	4,275	293	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	59,679	—	—	—	(2,363)	57,316	4,633	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,981	168	—	—	15	13,164	1,605	167	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	74,707	—	—	—	(1,506)	73,201	2,468	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	55,107	292	—	—	1,098	56,497	3,054	291	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	84,747	—	—	—	(2,435)	82,312	3,430	—	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	13,449	172	—	—	(74)	13,547	1,490	171	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	88,852	—	1,408	(76)	539	87,907	4,062	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	49,717	3,296	1,689	7	(142)	51,189	7,100	759	—
JPMorgan International Equity Fund Class R6 Shares (a)	120,554	—	11,567	484	(2,339)	107,132	6,287	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	195,505	—	—	—	(1,434)	194,071	11,033	—	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	87,466	—	—	—	(1,528)	85,938	4,130	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	305,094	—	48,129	7,138	(5,422)	258,681	6,928	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	139,445	—	—	—	(368)	139,077	2,455	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	248,829	—	—	—	(2,785)	246,044	5,684	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	255,817	1,059	—	—	2,393	259,269	18,480	1,060	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	151,149	—	7,036	(1,046)	628	143,695	14,413	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	43,329	—	1,409	191	(1,091)	41,020	1,072	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	43,641	9,303	—	—	407	53,351	2,110	168	—
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	19,762	—	5,637	(455)	725	14,395	997	—	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	371,400	1,050	—	—	1,858	374,308	23,321	1,050	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	51,367	74,706	82,465	—	—	43,608	43,608	293	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	54,788	—	—	—	707	55,495	1,536	—	—

Total	$2,786,075	$95,091	$163,562	$6,308	$(8,675)	$2,715,237		$5,905	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2019.

*	Non-income producing security.